Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party [Abstract]
Short-term employee benefits	$ 2,914	$ 1,732
Share-based payments	21,251	4,200
Total compensation paid to key management personnel	$ 24,165	$ 5,932